Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Abstract]
COMPREHENSIVE INCOME	$ 466	$ 1,363
Comprehensive income, attributable to owners of parent	443	1,338
Comprehensive income, attributable to non-controlling interests	23	25
NET EARNINGS	700	1,282
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans	17	(17)
Net fair value loss on investments	55	4
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations	(254)	89
Other	(52)	5
OTHER COMPREHENSIVE INCOME	(234)	81
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	17	(17)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	55	4
Gains (losses) on exchange differences on translation, net of tax	(254)	89
Other comprehensive income that have been or may be subsequently reclassified to net earnings as other	(52)	5
Net earnings	$ 700	$ 1,282